Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Off Balance Sheet Commitments Relating to Operating Activities

Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2018		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Operating leases(a)	2,427	289	457	378	1,303
Irrevocable purchase commitments(b)
• given(c)	6,549	3,654	1,247	489	1,159
• received	(175)	(120)	(21)	(12)	(22)
Research and development license agreements
• commitments related to R&D and other commitments(d)	954	675	257	14	7
• potential milestone payments(e)	3,241	249	728	947	1,317

Total	12,996	4,747	2,668	1,816	3,764

(a)	Operating leases as of December 31, 2018 include €95 million of commitments given to joint ventures.
(b)

These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2017, irrevocable commitments amounted to €5,500 million given and €(181) million received.

(c)	Irrevocable purchase commitments given as of December 31, 2018 include €1,194 million of commitments to joint ventures.
(d)	Commitments related to R&D, and other commitments, amounted to €951 million as of December 31, 2017.
(e)

This line includes only potential milestone payments on projects regarded as reasonably possible, i.e. on projects in the development phase. Potential milestone payments as of December 31, 2017 amounted to €1,907 million.

Summary of Future Minimum Lease Payments Due Under Non-cancelable Leases and Rental Expense

The table below shows future minimum lease payments due under non-cancelable leases and rental expense recognized by Sanofi in each of the three periods presented:

(€ million)	2018	2017	2016
Commitments under operating leases(a)	2,427	1,452	1,507
Rental expense	345	291	309

(a)	The increase in 2018 mainly reflects a commitment relating to a new lease contracted in the United States.

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2018		Expiry
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	—	8,000	—

Summary of Amount of Guarantees Given and Received

The table below shows the amount of guarantees given and received:

(€ million)	2018	2017	2016
Guarantees given:	3,010	2,986	3,946
• Guarantees provided to banks in connection with credit facilities	1,307	1,318	2,189
• Other guarantees given	1,703	1,668	1,757
Guarantees received	(190)	(181)	(211)